ACQUISITION OF SUBSIDIARIES -THE EDIBLES AND INFUSION CORPORATION - Summary of assets acquired and liabilities assumed (Details) - CAD ($) $ in Thousands			12 Months Ended
	Sep. 08, 2021	Apr. 06, 2021	Aug. 31, 2022	Aug. 31, 2021	Dec. 21, 2021
Disclosure of detailed information about business combination [line items]
Shares issued related to business combination, net of issue costs (in shares)	1,039,192	5,045,873
Laurentian | FAIR VALUE ADJUSTMENT
Disclosure of detailed information about business combination [line items]
Share consideration					$ 27,568
Laurentian
Disclosure of detailed information about business combination [line items]
Accounts receivable					1,317
Biological assets					183
Inventories					2,266
Property, plant and equipment					4,481
Right-of-use assets					41
Intangibles assets					14,217
Other					10
Total assets					22,515
Lease liability					41
Deferred income taxes					4,105
Total liabilities					8,377
Total identifiable net assets at fair value					14,138
Cash consideration					10,000
Shares issued related to business combination, net of issue costs (in shares)			10,896,442
Share consideration					26,000
Contingent share consideration					6,996
Working capital adjustments					(1,461)
Consideration transferred					36,000
Goodwill arising on acquisition					28,965
Laurentian | FAIR VALUE ADJUSTMENT
Disclosure of detailed information about business combination [line items]
Share consideration					27,568
Consideration transferred					43,103
Laurentian | Bank indebtness
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date					616
Laurentian | Accounts payable and accrued liabilities
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date					$ 3,615
Edibles and Infusions Corporation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		$ 11,828
Intangibles assets		2,685
Deposits on equipment		2,157
Other		28
Total assets		16,698
Financial liabilities recognised as of acquisition date		2,047
Lease liability		1,742
Total liabilities		3,789
Total identifiable net assets at fair value		12,909
Shares issued related to business combination, net of issue costs (in shares)			1,039,192	5,045,873
Share consideration		22,000
Contingent share consideration		5,249
Working capital adjustments		(19)
Consideration transferred		27,230
Goodwill arising on acquisition		$ 14,321